Notes to income statement - Finance income and costs (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about hedges [line items]
Income from exchange differences	€ 39,274	€ 24,476	€ 15,330
Other interest income	745	669	1,945
Income from commodity hedging activities	0	19	2,202
Finance income	40,424	25,145	17,275
Interest expenses from loans	(20,292)	(29,757)	(36,370)
Amortisation of transaction costs	(4,123)	(3,810)	(4,804)
Expenses from exchange differences	(44,692)	(22,691)	(27,073)
Other interest expenses	(3,433)	(2,846)	(3,335)
Net interest cost from pensions	(1,525)	(1,541)	(1,485)
Interest expenses from the unwinding of discounts on other provisions	(213)	(127)	(88)
Expenses from the valuation of derivatives	0	(33)	(3,079)
Other finance expenses	(2,438)	(1,718)	(293)
Finance costs	(77,126)	(62,490)	(73,448)
Financial result without share of profit or loss from joint ventures	(36,702)	(37,345)	(56,173)
Commodity Derivative
Disclosure of detailed information about hedges [line items]
Income from commodity hedging activities	405	0	0
Expenses from the valuation of derivatives	€ (410)	€ 0	€ 0